Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Schedule of property, plant and equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total
	(in thousands)
Cost
Balance at January 1, 2019	$14,328	31,971	70,468	45,957	12,964	32,380	37,891	245,959
Adjustments on initial Application of IFRS 16	-	-	-	-	-	5,899	-	5,899
Additions	27,500	6,502	3,909	1,069	884	4,280	25	44,169
Transfers	-	36,884	-	-	468	-	(37,352)	-
Disposals	-	-	(51)	(2,388)	(638)	(3,273)	-	(6,350)
Effect of exchange rate changes	-	-	-	-	(12)	(38)	-	(50)
Balance at December 31, 2019	41,828	75,357	74,326	44,638	13,666	39,248	564	289,627
Acquisitions through business combinations	-	-	1,476	189	19	222	-	1,906
Additions	-	46	1,031	1,189	857	9,952	840	13,915
Transfers	-	-	386	178	-	(706)	(552)	(694)
Disposals	-	-	(2,350)	(730)	-	(15,720)	-	(18,800)
Effect of exchange rate changes	-	-	87	23	115	252	-	477
Balance at December 31, 2020	$41,828	75,403	74,956	45,487	14,657	33,248	852	286,431

Accumulated Depreciation
Balance at January 1, 2019	$-	16,050	47,548	34,112	10,737	26,445	-	134,892
Depreciation for the year	-	4,074	6,718	4,795	904	5,695	-	22,186
Transfers	-	-	-	-	-	-	-	-
Disposals	-	-	(51)	(2,388)	(638)	(3,265)	-	(6,342)
Effect of exchange rate changes	-	-	-	-	(17)	(30)	-	(47)
Balance at December 31, 2019	-	20,124	54,215	36,519	10,986	28,845	-	150,689
Depreciation for the year	-	4,523	5,644	3,469	994	7,243	-	21,873
Transfers	-	-	(1)	-	-	102	-	101
Disposals	-	-	(2,350)	(725)	-	(15,604)	-	(18,679)
Effect of exchange rate changes	-	-	68	20	96	189	-	373
Balance at December 31, 2020	$-	24,647	57,576	39,283	12,076	20,775	-	154,357

Carrying amounts
At December 31, 2019	$41,828	55,233	20,111	8,119	2,680	10,403	564	138,938
At December 31, 2020	$41,828	50,756	17,380	6,204	2,581	12,473	852	132,074

Schedule of estimated useful lives of property plant and equipment

Buildings	25	years
Building improvements	4-16	years
Machinery	4-10	years
Research and development equipment	2-6	years
Office furniture and equipment	3-8	years
Others	2-15	years

Summary of lease liabilities

	December 31, 2019	December 31, 2020
	(in thousands)
Current portion (classified under other current liabilities)	$1,432	3,068
Non-current portion (classified under other non-current liabilities)	2,788	7,386
	$4,220	10,454

Summary of additional lease information

	Year ended December 31,
	2019	2020
	(in thousands)
Expenses relating to short-term leases	$313	258
Expenses relating to low-value asset leases	$143	230
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$1,631	2,018

Summary of reconciliation of lease liabilities to cash flows arising from financing activities

	Year ended December 31,
	2019	2020
	(in thousands)
Balance at beginning of year	$5,899	4,220
Change from financing activities:
Payment of lease liabilities	(1,957)	(2,608)
Total change from financing activities	(1,957)	(2,608)
Other changes:
New lease	246	8,474
Interest expense	112	155
Interest paid	(112)	(155)
Effect of exchange rate changes	32	368
Total liability-related other changes	278	8,842
Balance at end of year	$4,220	10,454